Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000015937
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Advisor Shares
Trading Symbol	CIPSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$121	1.24%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Small Company Fund (Advisor Shares) returned -5.53% for the year-to-date period ending December 31,2025, which was behind the 12.81% return for the Russell 2000 Index and trailed the 17.15% return for the Russell 3000 Index.

This Fund’s relative underperformance compared to the Russell 2000 Index was primarily driven by stock selection in information technology, health care, consumer, and financials sectors. Technology performance was impacted by an overweight in the software industry and selection within the sector. AI is reshaping the software landscape – expanding what products can do and increasing uncertainty around how quickly those capabilities translate into durable monetization. We expect pricing to continue shifting away from fixed, per-seat subscriptions and toward usage-based and agent-driven models, which can make reported metrics and near-term expectations more volatile. For our Fund’s technology holdings, we believe this backdrop is ultimately constructive because our core software exposures – spanning data infrastructure and resilience, hybrid cloud platforms, security, and developer workflow – sit in the “plumbing” of modern workloads where AI adoption tends to increase demand over time.

For the year, health care underperformed due to several factors, including an underweight position in biotech, an overweight position in health care equipment & supplies, no exposure to the pharmaceuticals industry, and an overweight allocation in health care technology. The consumer sectors, in aggregate, underperformed for the year, largely due to stock selection. Freshpet's shares have been under pressure as its growth normalizes to a more sustainable rate. As we evaluate this holding, we remain mindful of competition and the consumer’s ability/willingness to afford a dog and feed it premium food. Simply Good Foods, a position exited late in the year, was also a significant detractor, as management sought to shift exposure to higher-growth areas of the business.

Stock selection in banks was a key driver of relative underperformance in financials as investors positioned for lower rates, a relaxed M&A environment, and continued to show a bias for lower quality operators (as measured by Return on Assets). Our preference for banks with long histories of industry-leading profitability and limited loan losses was not helpful. In addition, Baldwin Insurance Group shares detracted from performance, with a 38% decline. During the third quarter, management reduced its second-half guidance due to slowing property growth, a new reinsurance arrangement, and disruption in its Medicare business.

Despite headwinds, we remain committed to our investment process and the philosophy that cash earnings, sustainable above average growth of cash flow, attractive returns on capital, and efficient capital allocation drive superior long-term shareholder returns. We do not know when the markets and investors will reward these quality attributes, but we are confident that the sun will shine again on what is currently in the shade.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Small Company Fund, Advisor Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Jul/15	$10,000	$10,000	$10,000
Jul/16	$10,668	$10,444	$10,000
Jul/17	$12,900	$12,130	$11,845
Jul/18	$15,472	$14,118	$14,064
Jul/19	$15,674	$15,113	$13,443
Jul/20	$15,880	$16,765	$12,826
Dec/20	$20,260	$19,869	$17,205
Dec/21	$22,775	$24,967	$19,754
Dec/22	$18,033	$20,172	$15,717
Dec/23	$20,557	$25,408	$18,378
Dec/24	$23,378	$31,457	$20,498
Dec/25	$22,086	$36,850	$23,123

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Small Company Fund, Advisor Shares	-5.53%	1.74%	8.77%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.15%	13.15%	14.29%
Russell 2000 Index (USD) (TR)Footnote Reference*	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,345,567,208
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 13,951,573
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,345,567,208	78	$13,951,573	51%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	1.0%
Short-Term Investments	1.7%
Consumer Staples	5.6%
Consumer Discretionary	9.2%
Information Technology	16.1%
Health Care	19.2%
Financials	21.1%
Industrials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	2.2%
CSW Industrials	2.1%
MSA Safety	2.1%
Esab	2.1%
Repligen	2.1%
Novanta	2.0%
Braze, Cl A	1.9%
Nutanix, Cl A	1.9%
Kadant	1.8%
Penumbra	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000173316
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Institutional Shares
Trading Symbol	CIPNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$96	0.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Small Company Fund (Institutional  Shares) returned -5.28% for the year-to-date period ending December 31, 2025, which was behind the 12.81% return for the Russell 2000 Index and trailed the 17.15% return for the Russell 3000 Index.

This Fund’s relative underperformance compared to the Russell 2000 Index was primarily driven by stock selection in information technology, health care, consumer, and financials sectors. Technology performance was impacted by an overweight in the software industry and selection within the sector. AI is reshaping the software landscape – expanding what products can do and increasing uncertainty around how quickly those capabilities translate into durable monetization. We expect pricing to continue shifting away from fixed, per-seat subscriptions and toward usage-based and agent-driven models, which can make reported metrics and near-term expectations more volatile. For our Fund’s technology holdings, we believe this backdrop is ultimately constructive because our core software exposures – spanning data infrastructure and resilience, hybrid cloud platforms, security, and developer workflow – sit in the “plumbing” of modern workloads where AI adoption tends to increase demand over time.

For the year, health care underperformed due to several factors, including an underweight position in biotech, an overweight position in health care equipment & supplies, no exposure to the pharmaceuticals industry, and an overweight allocation in health care technology. The consumer sectors, in aggregate, underperformed for the year, largely due to stock selection. Freshpet's shares have been under pressure as its growth normalizes to a more sustainable rate. As we evaluate this holding, we remain mindful of competition and the consumer’s ability/willingness to afford a dog and feed it premium food. Simply Good Foods, a position exited late in the year, was also a significant detractor, as management sought to shift exposure to higher-growth areas of the business.

Stock selection in banks was a key driver of relative underperformance in financials as investors positioned for lower rates, a relaxed M&A environment, and continued to show a bias for lower quality operators (as measured by Return on Assets). Our preference for banks with long histories of industry-leading profitability and limited loan losses was not helpful. In addition, Baldwin Insurance Group shares detracted from performance, with a 38% decline. During the third quarter, management reduced its second-half guidance due to slowing property growth, a new reinsurance arrangement, and disruption in its Medicare business.

Despite headwinds, we remain committed to our investment process and the philosophy that cash earnings, sustainable above average growth of cash flow, attractive returns on capital, and efficient capital allocation drive superior long-term shareholder returns. We do not know when the markets and investors will reward these quality attributes, but we are confident that the sun will shine again on what is currently in the shade.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Small Company Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Aug/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,171,674	$1,158,395	$1,163,955
Jul/18	$1,408,712	$1,348,286	$1,381,997
Jul/19	$1,430,398	$1,443,339	$1,320,932
Jul/20	$1,452,618	$1,601,091	$1,260,302
Dec/20	$1,855,192	$1,897,477	$1,690,549
Dec/21	$2,091,170	$2,384,390	$1,941,071
Dec/22	$1,659,882	$1,926,422	$1,544,385
Dec/23	$1,896,849	$2,426,460	$1,805,833
Dec/24	$2,162,513	$3,004,147	$2,014,187
Dec/25	$2,048,280	$3,519,220	$2,272,142

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Champlain Small Company Fund, Institutional Shares	-5.28%	2.00%	7.98%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.15%	13.15%	14.42%
Russell 2000 Index (USD) (TR)Footnote Reference*	12.81%	6.09%	9.19%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,345,567,208
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 13,951,573
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,345,567,208	78	$13,951,573	51%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	1.0%
Short-Term Investments	1.7%
Consumer Staples	5.6%
Consumer Discretionary	9.2%
Information Technology	16.1%
Health Care	19.2%
Financials	21.1%
Industrials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	2.2%
CSW Industrials	2.1%
MSA Safety	2.1%
Esab	2.1%
Repligen	2.1%
Novanta	2.0%
Braze, Cl A	1.9%
Nutanix, Cl A	1.9%
Kadant	1.8%
Penumbra	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000065363
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	CIPMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$112	1.11%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Mid Cap Fund (Advisor Shares) returned 1.42% for the year-to-date period ending December 31, 2025, which trailed the 10.60% return for Russell Midcap Index and the 17.15% return for the Russell 3000 Index.

This Fund’s relative underperformance compared to the Russell Midcap Index was primarily driven by stock selection in the financials, consumer, and information technology sectors. Within financials, our capital markets holdings failed to keep pace with the market, which favored the least profitable and most market-exposed companies. Shares of FactSet Research Systems were particularly weak as investors became increasingly critical of management’s ambitious GenAI investment roadmap, potential for growth reacceleration on the other side of that spending, and the evolving competitive landscape. Ongoing and aggressive price competition in the property insurance market, along with our preference for niche-oriented, specialty property & casualty franchises, created a more pronounced relative headwind for the Fund.

The consumer staples sector detracted from performance, as unfavorable stock selection and an overweight allocation weighed on performance. Shares of Freshpet have been under pressure as its growth normalizes to a more sustainable rate. We remain mindful of competition and the consumer’s ability/willingness to afford a dog and feed it premium food. Shares of e.l.f. Beauty declined significantly late in the year after initial full-year guidance came in well below expectations. Our research on brand health/relevance suggests the brand momentum with consumers is intact, even if near-term reported growth looks conservative/noisy.

The Fund’s technology performance trailed the benchmark sector due to a lack of exposure to Palantir, which was the largest weight in Russell Midcap until it was reconstituted out of the index, and a decline in open-source code repository company GitLab. Shares in GitLab declined in part because of concerns that AI would reduce the number of coders, reducing seat based revenue.

Offsetting the Fund’s underperformance somewhat for the year was the health care sector, where positive stock selection in the biotechnology and health care equipment & supply industries provided a tailwind. In December, Exact Sciences agreed to be acquired by Abbott Labs at a premium to our estimate of Fair Value. In addition, the Fund’s lack of exposure to the real estate, materials, and energy sectors contributed to relative returns during the year.

Despite headwinds, we remain committed to our investment process and the philosophy that cash earnings, sustainable above average growth of cash flow, attractive returns on capital, and efficient capital allocation drive superior long-term shareholder returns. We do not know when the markets and investors will reward these quality attributes, but we are confident that the sun will shine again on what is currently in the shade.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Mid Cap Fund, Advisor Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD) (TR)Footnote Reference*
Jul/15	$10,000	$10,000	$10,000
Jul/16	$10,822	$10,444	$10,437
Jul/17	$12,646	$12,130	$11,798
Jul/18	$15,046	$14,118	$13,386
Jul/19	$17,175	$15,113	$14,283
Jul/20	$19,126	$16,765	$14,575
Dec/20	$22,981	$19,869	$17,740
Dec/21	$28,635	$24,967	$21,746
Dec/22	$21,044	$20,172	$17,981
Dec/23	$24,275	$25,408	$21,079
Dec/24	$25,721	$31,457	$24,313
Dec/25	$26,085	$36,850	$26,890

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Advisor Shares	1.42%	2.57%	10.45%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.15%	13.15%	14.29%
Russell Midcap Index (USD) (TR)Footnote Reference*	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,012,501,468
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 27,519,190
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,012,501,468	74	$27,519,190	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.6%
Short-Term Investments	0.9%
Consumer Staples	5.8%
Consumer Discretionary	8.8%
Financials	19.0%
Information Technology	19.8%
Health Care	19.9%
Industrials	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Edwards Lifesciences	2.1%
IDEX	2.1%
Cooper	2.0%
MSCI, Cl A	2.0%
Mettler-Toledo International	2.0%
Penumbra	1.9%
Domino's Pizza	1.9%
Ryan Specialty Holdings, Cl A	1.8%
WW Grainger	1.8%
West Pharmaceutical Services	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000096284
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	CIPIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Mid Cap Fund (Institutional  Shares) returned 1.70% for the year-to-date period ending December 31, 2025, which trailed the 10.60% return for Russell Midcap Index and the 17.15% return for the Russell 3000 Index.

This Fund’s relative underperformance compared to the Russell Midcap Index was primarily driven by stock selection in the financials, consumer, and information technology sectors. Within financials, our capital markets holdings failed to keep pace with the market, which favored the least profitable and most market-exposed companies. Shares of FactSet Research Systems were particularly weak as investors became increasingly critical of management’s ambitious GenAI investment roadmap, potential for growth reacceleration on the other side of that spending, and the evolving competitive landscape. Ongoing and aggressive price competition in the property insurance market, along with our preference for niche-oriented, specialty property & casualty franchises, created a more pronounced relative headwind for the Fund.

The consumer staples sector detracted from performance, as unfavorable stock selection and an overweight allocation weighed on performance. Shares of Freshpet have been under pressure as its growth normalizes to a more sustainable rate. We remain mindful of competition and the consumer’s ability/willingness to afford a dog and feed it premium food. Shares of e.l.f. Beauty declined significantly late in the year after initial full-year guidance came in well below expectations. Our research on brand health/relevance suggests the brand momentum with consumers is intact, even if near-term reported growth looks conservative/noisy.

The Fund’s technology performance trailed the benchmark sector due to a lack of exposure to Palantir, which was the largest weight in Russell Midcap until it was reconstituted out of the index, and a decline in open-source code repository company GitLab. Shares in GitLab declined in part because of concerns that AI would reduce the number of coders, reducing seat based revenue.

Offsetting the Fund’s underperformance somewhat for the year was the health care sector, where positive stock selection in the biotechnology and health care equipment & supply industries provided a tailwind. In December, Exact Sciences agreed to be acquired by Abbott Labs at a premium to our estimate of Fair Value. In addition, the Fund’s lack of exposure to the real estate, materials, and energy sectors contributed to relative returns during the year.

Despite headwinds, we remain committed to our investment process and the philosophy that cash earnings, sustainable above average growth of cash flow, attractive returns on capital, and efficient capital allocation drive superior long-term shareholder returns. We do not know when the markets and investors will reward these quality attributes, but we are confident that the sun will shine again on what is currently in the shade.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Mid Cap Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD) (TR)Footnote Reference*
Jul/15	$1,000,000	$1,000,000	$1,000,000
Jul/16	$1,084,548	$1,044,449	$1,043,746
Jul/17	$1,270,810	$1,212,970	$1,179,830
Jul/18	$1,514,856	$1,411,807	$1,338,563
Jul/19	$1,733,462	$1,511,339	$1,428,332
Jul/20	$1,936,283	$1,676,523	$1,457,520
Dec/20	$2,328,441	$1,986,872	$1,774,001
Dec/21	$2,908,135	$2,496,725	$2,174,643
Dec/22	$2,143,412	$2,017,181	$1,798,100
Dec/23	$2,479,011	$2,540,777	$2,107,863
Dec/24	$2,632,583	$3,145,680	$2,431,287
Dec/25	$2,677,327	$3,685,021	$2,688,950

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Institutional Shares	1.70%	2.83%	10.73%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.15%	13.15%	14.29%
Russell Midcap Index (USD) (TR)Footnote Reference*	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,012,501,468
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 27,519,190
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,012,501,468	74	$27,519,190	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.6%
Short-Term Investments	0.9%
Consumer Staples	5.8%
Consumer Discretionary	8.8%
Financials	19.0%
Information Technology	19.8%
Health Care	19.9%
Industrials	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Edwards Lifesciences	2.1%
IDEX	2.1%
Cooper	2.0%
MSCI, Cl A	2.0%
Mettler-Toledo International	2.0%
Penumbra	1.9%
Domino's Pizza	1.9%
Ryan Specialty Holdings, Cl A	1.8%
WW Grainger	1.8%
West Pharmaceutical Services	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000245657
Shareholder Report [Line Items]
Fund Name	Champlain Strategic Focus Fund
Class Name	Institutional Shares
Trading Symbol	CIPTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Strategic Focus Fund (Institutional Shares) returned 5.74% for the year-to-date period ending December 31, 2025, which trailed the 8.66% return for Russell Midcap Growth Index and the 17.15% return for the Russell 3000 Index.

This Fund’s relative underperformance compared to the Russell Midcap Growth Index was primarily driven by stock selection in health care, financials, and industrials. With the Fund owning positions in twenty-eight companies at the end of the year, one should expect performance to be driven by share price movements rather than views on a specific sector. Health care holding, Bio-Techne, was a top detractor to both absolute and relative returns during the period. In early 2025, funding concerns at the National Institutes of Health (NIH) impacted Bio-Techne after the Administration’s budget sought a 40% decrease. Although budget concerns appeared less severe than originally feared, this position was eliminated from the Fund in the third quarter. In the financials sector, shares of wholesale insurance broker Ryan Specialty Holdings were weak, particularly in the third quarter, after the company missed organic growth expectations and reduced guidance for the remainder of 2025. While property-driven growth was weaker than expected, Ryan continues to outpace overall revenue expectations as accretive M&A activity fuels the top line. Within industrials, shares of IDEX were weak following a conservative initial 2025 outlook and a mid-year guidance cut that compounded investor frustration. Concerns centered more on the timing and visibility of a recovery in growth and margins than on any structural demand deterioration. We took advantage of the weakness to add to the position. Elsewhere in the Fund, consumer company e.l.f. Beauty declined significantly late in the year after initial full-year guidance came in well below expectations, although we believe brand momentum with consumers is intact.

The Fund’s technology exposure outperformed, despite weak performance from several software holdings. Pure Storage and MongoDB both gained during the year as the companies are viewed as beneficiaries of AI-driven infrastructure investments. Pure Storage is extending its lead in all-flash storage while MongoDB is positioning its database as a mission-critical foundation for AI workloads. The Fund’s holdings in Zscaler also returned over 24% for the year, despite shares being weak in the fourth quarter.

Although the types of companies our investment process favors have not been rewarded in recent years, we remain committed to our investment process and the philosophy that cash earnings, sustainable above average growth of cash flow, attractive returns on capital, and efficient capital allocation drive superior long-term shareholder returns. We do not know when the markets and investors will reward these quality attributes, but we are confident that the sun will shine again on what is currently in the shade.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Strategic Focus Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Growth Benchmark Index (USD) (TR)Footnote Reference*Footnote Reference†
Oct/23	$1,000,000	$1,000,000	$1,000,000
Dec/23	$1,135,000	$1,102,449	$1,136,729
Dec/24	$1,184,887	$1,364,917	$1,387,981
Dec/25	$1,252,867	$1,598,938	$1,508,139

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Champlain Strategic Focus Fund, Institutional Shares	5.74%	10.73%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.15%	23.65%
Russell Midcap Growth Benchmark Index (USD) (TR)Footnote Reference*Footnote Reference†	8.66%	20.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,945,543
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,945,543	29	$-	55%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.3%
Short-Term Investment	2.0%
Consumer Discretionary	5.2%
Financials	12.8%
Health Care	13.1%
Information Technology	29.5%
Industrials	36.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
IDEX	5.6%
Nordson	5.5%
Mettler-Toledo International	5.5%
Okta, Cl A	5.3%
MSCI, Cl A	5.2%
Veeva Systems, Cl A	4.7%
Esab	4.7%
Ryan Specialty Holdings, Cl A	4.6%
Fortive	4.4%
Fastenal	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/